Payments, Details - 12 months ended Jul. 31, 2023 - CAD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 100,079	Fees	UNITED STATES	Bureau of Land Management	Allemand Ross	Uranium	Well
#: 2
	3,861	Fees	UNITED STATES	Office of State Lands and Investments	Allemand Ross	Uranium	Well
#: 3
	85,466	Fees	UNITED STATES	Bureau of Land Management	Anderson	Uranium	Open Pit
#: 4
	139,269	Fees	UNITED STATES	Bureau of Land Management	Antelope	Uranium	Well
#: 5
	2,576	Fees	UNITED STATES	Office of State Lands and Investments	Antelope	Uranium	Well
#: 6
	75,723	Fees	UNITED STATES	Bureau of Land Management	Barge	Uranium	Well
#: 7
	2,576	Fees	UNITED STATES	Office of State Lands and Investments	Barge	Uranium	Well
#: 8
	7,085	Fees	UNITED STATES	Bureau of Land Management	Black Hills	Uranium	Well
#: 9
	41,847	Fees	UNITED STATES	Bureau of Land Management	Bull Springs	Uranium	Well
#: 10
	7,741	Fees	UNITED STATES	Office of State Lands and Investments	Bull Springs	Uranium	Well
#: 11
	81,761	Fees	UNITED STATES	Texas Commission on Environmental Quality	Burke Hollow	Uranium	Well
#: 12
	17,934	Fees	UNITED STATES	Bureau of Land Management	Central Shirley Basin	Uranium	Well
#: 13
	3,060	Fees	UNITED STATES	Office of State Lands and Investments	Central Shirley Basin	Uranium	Well
#: 14
	3,865	Fees	UNITED STATES	Bureau of Land Management	Charlie	Uranium	Well
#: 15
	130,090	Fees	UNITED STATES	Bureau of Land Management	Christensen Ranch	Uranium	Well
#: 16
	2,118	Fees	UNITED STATES	Johnson County Wyoming	Christensen Ranch	Uranium	Well
#: 17
	14,996	Fees	UNITED STATES	Office of State Lands and Investments	Christensen Ranch	Uranium	Well
#: 18
	114,865	Fees	UNITED STATES	Wyoming Department of Environmental Quality	Christensen Ranch	Uranium	Well
#: 19
	255,098	Taxes	UNITED STATES	Johnson County Wyoming	Christensen Ranch	Uranium	Well
#: 20
	4,428	Fees	UNITED STATES	Bureau of Land Management	Clarkson Hills	Uranium	Well
#: 21
	48,490	Fees	UNITED STATES	Bureau of Land Management	Crooks Creek	Uranium	Well
#: 22
	6,119	Fees	UNITED STATES	Office of State Lands and Investments	Crooks Creek	Uranium	Well
#: 23
	13,285	Fees	UNITED STATES	Bureau of Land Management	Crook's Mountain	Uranium	Well
#: 24
	2,576	Fees	UNITED STATES	Office of State Lands and Investments	Crook's Mountain	Uranium	Well
#: 25
	61,513	Fees	UNITED STATES	Bureau of Land Management	Crossroads	Uranium	Well
#: 26
	2,576	Fees	UNITED STATES	Office of State Lands and Investments	Crossroads	Uranium	Well
#: 27
	47,382	Fees	UNITED STATES	Bureau of Land Management	Cyclone Rim	Uranium	Well
#: 28
	27,677	Fees	UNITED STATES	Bureau of Land Management	East Shirley Basin	Uranium	Well
#: 29
	8,458	Fees	UNITED STATES	Office of State Lands and Investments	East Shirley Basin	Uranium	Well
#: 30
	30,112	Fees	UNITED STATES	Bureau of Land Management	Gas Hills	Uranium	Well
#: 31
	11,090	Fees	UNITED STATES	Office of State Lands and Investments	Gas Hills	Uranium	Well
#: 32
	81,761	Fees	UNITED STATES	Texas Commission on Environmental Quality	Goliad	Uranium	Well
#: 33
	12,461	Taxes	UNITED STATES	Johnson County Wyoming	Head Office	Uranium	Well
#: 34
	158,498	Taxes	CANADA	Ministry of Finance	Head Office	Uranium	Well
#: 35
	85,849	Fees	UNITED STATES	Texas Commission on Environmental Quality	Hobson	Uranium	Well
#: 36
	5,978	Fees	UNITED STATES	Bureau of Land Management	Horse Creek	Uranium	Well
#: 37
	6,730	Taxes	UNITED STATES	Johnson County Wyoming	Irigaray Plant	Uranium	Well
#: 38
	18,156	Fees	UNITED STATES	Bureau of Land Management	Irigaray Plant	Uranium	Well
#: 39
	114,865	Fees	UNITED STATES	Wyoming Department of Environmental Quality	Irigaray Plant	Uranium	Well
#: 40
	859	Fees	UNITED STATES	Bureau of Land Management	Irigaray Project	Uranium	Well
#: 41
	26,348	Fees	UNITED STATES	Bureau of Land Management	JAB	Uranium	Well
#: 42
	2,576	Fees	UNITED STATES	Office of State Lands and Investments	JAB	Uranium	Well
#: 43
	193,200	Fees	CANADA	Ministry of Economy	Key West	Uranium	Well
#: 44
	165,174	Fees	UNITED STATES	Bureau of Land Management	Ludeman	Uranium	Well
#: 45
	5,797	Fees	UNITED STATES	Office of State Lands and Investments	Ludeman	Uranium	Well
#: 46
	4,361	Fees	UNITED STATES	Wyoming Department of Environmental Quality	Ludeman	Uranium	Well
#: 47
	19,042	Fees	UNITED STATES	Bureau of Land Management	Moore Ranch	Uranium	Well
#: 48
	4,831	Fees	UNITED STATES	Office of State Lands and Investments	Moore Ranch	Uranium	Well
#: 49
	34,285	Fees	UNITED STATES	Wyoming Department of Environmental Quality	Moore Ranch	Uranium	Well
#: 50
	2,878	Fees	UNITED STATES	Bureau of Land Management	Mule Creek	Uranium	Well
#: 51
	14,835	Fees	UNITED STATES	Bureau of Land Management	Niles Mile	Uranium	Well
#: 52
	5,153	Fees	UNITED STATES	Office of State Lands and Investments	Niles Mile	Uranium	Well
#: 53
	11,071	Fees	UNITED STATES	Bureau of Land Management	Niles Ranch	Uranium	Well
#: 54
	6,441	Fees	UNITED STATES	Office of State Lands and Investments	Niles Ranch	Uranium	Well
#: 55
	85,849	Fees	UNITED STATES	Texas Commission on Environmental Quality	Palangana	Uranium	Well
#: 56
	33,876	Fees	UNITED STATES	Bureau of Land Management	Pine Ridge	Uranium	Well
#: 57
	2,899	Fees	UNITED STATES	Office of State Lands and Investments	Pine Ridge	Uranium	Well
#: 58
	16,163	Fees	UNITED STATES	Bureau of Land Management	Pine Tree	Uranium	Well
#: 59
	322	Fees	UNITED STATES	Office of State Lands and Investments	Pine Tree	Uranium	Well
#: 60
	11,071	Fees	UNITED STATES	Bureau of Land Management	Pumpkin Creek	Uranium	Well
#: 61
	7,528	Fees	UNITED STATES	Bureau of Land Management	Red Rim	Uranium	Well
#: 62
	149,233	Fees	UNITED STATES	Bureau of Land Management	Reno Creek	Uranium	Well
#: 63
	15,630	Fees	UNITED STATES	Office of State Lands and Investments	Reno Creek	Uranium	Well
#: 64
	71,577	Fees	UNITED STATES	Wyoming Department of Environmental Quality	Reno Creek	Uranium	Well
#: 65
	322	Fees	UNITED STATES	Bureau of Land Management	Reno South	Uranium	Well
#: 66
	70,593	Fees	CANADA	Ministry of Economy	Riou Lake	Uranium	Well
#: 67
	30,555	Fees	UNITED STATES	Bureau of Land Management	Ross Flats	Uranium	Well
#: 68
	2,576	Fees	UNITED STATES	Office of State Lands and Investments	Ross Flats	Uranium	Well
#: 69
	11,956	Fees	UNITED STATES	Bureau of Land Management	Sand Creek	Uranium	Well
#: 70
	483	Fees	UNITED STATES	Office of State Lands and Investments	Sand Creek	Uranium	Well
#: 71
	18,377	Fees	UNITED STATES	Bureau of Land Management	South Pine Ridge	Uranium	Well
#: 72
	3,865	Fees	UNITED STATES	Office of State Lands and Investments	South Pine Ridge	Uranium	Well
#: 73
	5,314	Fees	UNITED STATES	Bureau of Land Management	South Sweetwater	Uranium	Well
#: 74
	20,149	Fees	UNITED STATES	Bureau of Land Management	Stewart Creek	Uranium	Well
#: 75
	2,576	Fees	UNITED STATES	Office of State Lands and Investments	Stewart Creek	Uranium	Well
#: 76
	11,735	Fees	UNITED STATES	Bureau of Land Management	Taylor Ranch	Uranium	Well
#: 77
	10,789	Fees	UNITED STATES	Office of State Lands and Investments	Taylor Ranch	Uranium	Well
#: 78
	67,974	Fees	UNITED STATES	Bureau of Land Management	Twin Buttes	Uranium	Well
#: 79
	5,153	Fees	UNITED STATES	Office of State Lands and Investments	Twin Buttes	Uranium	Well
#: 80
	13,949	Fees	UNITED STATES	Bureau of Land Management	West Beaver Rim	Uranium	Well
#: 81
	2,576	Fees	UNITED STATES	Office of State Lands and Investments	West Beaver Rim	Uranium	Well
#: 82
	14,573	Fees	UNITED STATES	Bureau of Land Management	West Crook's Creek	Uranium	Underground Mining
#: 83
	2,576	Fees	UNITED STATES	Office of State Lands and Investments	West Crook's Creek	Uranium	Underground Mining
#: 84
	21,699	Fees	UNITED STATES	Bureau of Land Management	West Jab	Uranium	Underground Mining
#: 85
	1,288	Fees	UNITED STATES	Office of State Lands and Investments	West Jab	Uranium	Underground Mining
#: 86
	11,956	Fees	UNITED STATES	Bureau of Land Management	West Sweetwater	Uranium	Underground Mining
#: 87
	$ 43,840	Fees	UNITED STATES	Bureau of Land Management	Workman Creek	Uranium	Underground Mining